Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted net loss per ordinary share	$ (0.28)	$ (1.15)	$ (3.25)
Weighted average number of shares used in computing net loss per ordinary share, dluted	97,820,782	33,031,205	10,448,218